SEMI-ANNUAL REPORT
DECEMBER 31, 2000


Mercury Total
Return Bond
Fund

OF MERCURY HW FUNDS



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks to maximize long-term total return. The Fund will seek to achieve its objective by investing all of its assets in Total Return Bond Master Portfolio of Fund Asset Management Master Trust, which has the same investment objective as the Fund.

The Portfolio may invest a portion of its assets in non-investment-grade debt securities, commonly referred to as high yield "junk" bonds, which may be subject to greater market fluctuations and risk of loss of income and principle than securities in higher rating categories. The Portfolio may also invest a portion of its assets in emerging markets and other foreign securities, which involve special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity, and the possibility of substantial volatility due to adverse political, economic or other developments.




Mercury Total Return Bond Fund of
Mercury HW Funds
725 South Figueroa Street, Suite 4000
Los Angeles, CA
90017-5400


Printed on post-consumer recycled paper



PROXY RESULTS

During the six-month period ended December 31, 2000, Mercury Total Return Bond Fund's shareholders voted on the following proposals. The proposals were approved at a shareholders' meeting on September 11, 2000. The description of each proposal and number of shares voted are as follows:

                                              Shares Voted   Shares Voted   Shares Voted
                                                  For          Against        Abstain
1. To approve to convert the Fund to
"master/feeder" structure.                     6,459,975        75,139        142,203

2. To approve the Investment Advisory and
Administration Agreements.                     6,457,735        72,724        146,858

3. To approve an amendment of the Fund's
restrictions on investing in securities of a
single issuer and securities of issuers in
a single industry.                             4,575,744        81,524        138,275

4. To approve an amendment of the Fund's
restrictions on investing in the voting
securities of a single issuer.                 4,758,503        78,197        138,842

5. To approve an amendment of the Fund's
restrictions relating to acting as an
underwriter.                                   4,583,835        65,823        145,884

6. To approve an amendment of the Fund's
restrictions relating to making investments
for the purpose of exercising control or
management.                                    4,563,207        86,498        145,837


OFFICERS AND TRUSTEES

Robert L. Burch III, Trustee
John A. G. Gavin, Trustee
Joe Grills, Trustee
Nigel Hurst-Brown, Trustee
Madeline A. Kleiner, Trustee
Richard R. West, Trustee
Nancy D. Celick, President
Donald C. Burke, Vice President and Treasurer
Anna Marie S. Lopez, Assistant Treasurer and Assistant Secretary
Turner Swan, Secretary
Gracie Fermelia, Vice President and Assistant Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


December 31, 2000
Mercury Total Return Bond Fund


DEAR SHAREHOLDER

Effective October 6, 2000, Total Return Bond Fund, a fund of
Hotchkis and Wiley Funds, became Mercury Total Return Bond Fund, a fund of Mercury HW Funds. Although the Fund's name has changed, its investment objective remains the same: to maximize long-term total return.

We are pleased to present you with this semi-annual report of Mercury Total Return Bond Fund for the six months ended December 31, 2000.

Investment Review
After expanding at more than a 5% annualized pace during the first half of 2000, gross domestic product (GDP) growth slowed markedly during the last six months of the year. This slowdown engineered by the Federal Reserve Board was welcomed by the bond market with falling interest rates and improved absolute performance. Treasury rates declined dramatically with 30-year Treasury issues ending the year yielding 5.5%, 102 basis points (1.02%) less than where they began the year. Being more sensitive to future Federal Reserve Board policy, the five-year Treasury yield decreased by 137 basis points during 2000. Meanwhile, as the Federal Reserve Board was actually raising overnight rates, shorter-term yields increased, with the three-month Treasury yield ending the year at 5.9%, 57 basis points higher than a year earlier. The yield curve began 2000 in its normal shape, that is, upwardly sloping. This "normal" shape compensates longer-maturity bondholders with higher yields for the greater inflation risk that they assume. Early in the year, the curve began to invert and short-to-intermediate yields actually rose above longer-term interest rates. By the end of the year, the yield curve was only partially inverted with short-term interest rates remaining above intermediate-term and long-term interest rates--a manifestation of the expectation for declining future short-term interest rates.

Several factors shaped this environment and acted to slow the economy during the fiscal year. First, monetary policy as enacted by the Federal Reserve Board was key. From June 1999 through June 2000, the Federal Reserve Board raised interest rates on six separate occasions by 175 total basis points in order to engineer a slowdown to a more sustainable growth rate. With annualized growth of more than 8% in the fourth quarter of 1999, it became clear to us that the Federal Reserve Board's tightening policy was warranted. Monetary policy operates with a lag, so the effects of this tighter policy have only recently begun to impact the real economy.
Other factors were also important in slowing the economy. Volatility in equity markets, as the Internet bubble burst and corporate earnings slowed, caused consumers and businesses to lose confidence, slowing consumption and investment. Strong growth led to a sub-4% unemployment rate and it became more difficult to add quality workers and continue to increase production. Strong growth also led to an imbalance of energy supply and demand, with oil, natural gas and electricity price increases creating national headlines since mid-year. These factors had a significant effect on the economy, just as the Federal Reserve Board's prior tightening was beginning to take hold. During the last several years, much went right for the US economy and equity markets. Signs quickly began to emerge that all was beginning to unravel as a majority of economic indicators rapidly turned down in the fourth quarter. Economists began discussing a "hard landing" and a recessionary environment and began to call on the Federal Reserve Board to lower interest rates.

Throughout the year, inflation remained benign with the noted exception of energy price spikes. The largest year-over-year increases in the consumer price index and producer price index registered at 3.8% and 4.5%, respectively, during the last half of the year. When food and energy prices are removed, the maximum year-over-year increases registered in the consumer price index and producer price index in 2000 were 2.6% and 1.5%, respectively. Although the threat of inflation is always an issue for the bond market, actual inflation clearly has not been a problem. This is important since the Federal Reserve Board would be extremely hesitant to stimulate the economy by lowering interest rates if current inflation were present.

Although this environment strongly benefited Treasury and agency securities during 2000, other sectors of the bond market did not fare quite as well. The outperformance of government-backed securities has been a persistent trend since the beginning of the year when the US Treasury announced that it would use the surplus to buy back Treasury securities. Indeed, normally, an environment including positive economic and earnings growth, a vigilant central bank and benign inflation would lead to the outperformance of "spread," or non-Treasury, sectors. The most surprising aspect of bond market behavior in 2000 was the significant underperformance of spread sectors. Much of this occurred prior to any signs of the economy actually slowing. During the second-half of 2000, corporate securities underperformed. In general, lower-quality bonds fared the worst. Many below-investment-grade bonds posted negative total returns for the year as the negative price effects of spread widening more than offset their initial yield advantage. Asset-backed securities and mortgage-backed securities also underperformed as investors became more concerned with the quality of the underlying collateral and began to worry about call risk by year end. Commercial mortgage-backed securities were one bright spot, outperforming based upon strong fundamentals and attractive valuations.

For the six months ended December 31, 2000, the Fund's Class I and Class A Shares had total returns of +5.35% and +5.13%, respectively. For the period October 6, 2000 (inception) through December 31, 2000, the Fund's Class B and Class C Shares had total returns of +2.73% and +2.73%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.)

Absolute performance for the Fund increased as the economy slowed and the bond market rallied. More interest rate risk (or duration) and more exposure to intermediates would have aided the Fund's performance further as interest rates were falling. In terms of sector strategies, a general overweight of non-Treasury securities detracted from relative returns. An underweighting of investment-grade corporates benefited our performance since these securities underperformed. However, an overweighting of high-yield securities had an even greater negative impact. Even small positions in below-investment-grade securities had a considerable effect on returns as compared to the unmanaged Lehman Brothers Aggregate Bond Index since they underperformed by such a significant margin. Finally, our underweighting residential mortgage-backed securities while overweighting commercial mortgage-backed securities aided returns as each of those sectors performed in line with our expectations.

In Conclusion
We appreciate your continued support, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,



(Nancy D. Celick)
Nancy D. Celick
President


(John Queen)
John Queen
Portfolio Manager


(Michael Sanchez)
Michael Sanchez
Portfolio Manager



February 14, 2001



December 31, 2000
Mercury Total Return Bond Fund



FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE
The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 4.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 4.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 10 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Portfolio's investment adviser pays annual operating expenses of the Fund's Class I, Class A, Class B and Class C Shares in excess of 0.65%, 0,90%, 1.65% and 1.65%, respectively, of the average net assets of each class. Were the investment adviser not to pay such expenses, net returns would be lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



December 31, 2000
Mercury Total Return Bond Fund



FUND PERFORMANCE DATA (CONCLUDED)

RECENT PERFORMANCE RESULTS
                                 6-Month        12-Month    Since Inception  Standardized
As of December 31, 2000        Total Return   Total Return    Total Return   30-Day Yield
Class I*                           +5.35%        + 7.90%        +62.42%          6.63%
Class A*                           +5.13         + 7.55         + 7.88           6.42
Class B*                             --             --          + 2.73           6.68
Class C*                             --             --          + 2.73           5.75
Lehman Brothers Aggregate
Bond Index**                       +7.35         +11.63    +62.08/+12.56/+4.37    --


*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the payable date.
The Fund's Class I Shares commenced operations on 12/06/94; Class A
Shares on 6/02/99; and Class B and Class C Shares on 10/06/00.
**This unmanaged market-weighted Index is comprised of US Government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, the Federal Home Loan
Mortgage Corporation or the Federal National Mortgage Association and investment-grade (rated BBB or better) Corportate bonds. Since inception total returns are from 12/06/94, 6/02/99 and 10/06/00, respectively.



AVERAGE ANNUAL TOTAL RETURN

                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*                           Charge         Charge**

One Year Ended
12/31/00                                   +7.90%         +3.31%
Five Years Ended
12/31/00                                   +5.93          +5.01
Inception (12/06/94)
through 12/31/00                           +8.32          +7.55


*Maximum sales charge is 4.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*                           Charge         Charge**

One Year Ended
12/31/00                                   +7.55%         +2.98%
Inception (6/02/99)
through 12/31/00                           +4.90          +2.06


*Maximum sales charge is 4.25%.
**Assuming maximum sales charge.


AGGREGATE TOTAL RETURN

                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC           CDSC**

Inception ( 10/06/00)
through 12/31/00                           +2.73%         -1.27%

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**

Inception (10/06/00)
through 12/31/00                           +2.73%         +1.73%


*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



December 31, 2000
Mercury Total Return Bond Fund


STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000
MERCURY TOTAL RETURN BOND FUND
Assets:
Investment in Total Return Bond Master Portfolio, at value
(identified cost--$162,466,852)                                                           $ 162,776,744
Prepaid registration fees                                                                         5,622
                                                                                          -------------
Total assets                                                                                162,782,366

Liabilities:
Payables:
 Administrator                                                         $      14,973
 Dividends to shareholders                                                    13,221
 Distributor                                                                  11,954             40,148
                                                                       -------------
Accrued expenses and other liabilities                                                          143,893
                                                                                          -------------
Total liabilities                                                                               184,041
                                                                                          -------------

Net Assets:
Net assets                                                                                $ 162,598,325

Net Assets Consist of:
Paid-in capital                                                                           $ 169,341,686
Undistributed investment income--net                                                            128,634
Accumulated realized capital losses on investments and from the Portfolio--net              (7,181,887)
Unrealized appreciation on investments and from the Portfolio--net                              309,892
                                                                                          -------------
Net assets                                                                                $ 162,598,325
                                                                                          =============

Net Asset Value:
Class I--Based on net assets of $105,784,637 and 8,427,333 shares
outstanding++                                                                             $       12.55
                                                                                          =============
Class A--Based on net assets of $56,791,769 and 4,530,140 shares
outstanding++                                                                             $       12.54
                                                                                          =============
Class B--Based on net assets of $21,906 and 1,752 shares outstanding++                    $       12.50
                                                                                          =============
Class C--Based on net assets of $12.72 and 1.018 share outstanding++                      $       12.50
                                                                                          =============


++Unlimited shares of no par value authorized.

See Notes to Financial Statements.


December 31, 2000
Mercury Total Return Bond Fund


STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2000++
MERCURY TOTAL RETURN BOND FUND
Investment Income:
Dividends                                                                                 $         172
Interest and discount earned                                                                  3,026,095
Investment income allocated from the Portfolio                                                2,756,673
Expenses allocated from the Portfolio                                                         (145,456)
                                                                                          -------------
Total income and net investment income from the Portfolio                                     5,637,484
                                                                                          -------------

Expenses:
Investment advisory fees                                                $    218,793
Administration fees                                                           95,143
Account maintenance fees--Class A                                             60,614
Transfer agent fees                                                           53,168
Registration fees                                                             48,223
Printing and shareholder reports                                              26,216
Transfer agent fees--Class A                                                  23,902
Accounting services                                                           14,223
Pricing fees                                                                   8,576
Professional fees                                                              2,935
Custodian fees                                                                 2,358
Directors' fees and expenses                                                   1,004
Account maintenance and distribution fees--Class B                                12
Transfer agent fees--Class B                                                       1
Other                                                                          2,814
                                                                       -------------
Total expenses before reimbursement                                          557,982
Reimbursement of expenses                                                  (133,440)
                                                                       -------------
Total expenses after reimbursement                                                              424,542
                                                                                          -------------
Investment income--net                                                                        5,212,942
                                                                                          -------------

Realized & Unrealized Gain (Loss) from
Investments and the Portfolio--Net:
Realized gain from:
 Investments--net                                                            650,727
 The Portfolio--net                                                          593,245          1,243,972
                                                                       -------------
Change in unrealized appreciation/depreciation on:
 Investments--net                                                          (571,602)
 The Portfolio--net                                                        2,074,198          1,502,596
                                                                       -------------      -------------
Net Increase in Net Assets Resulting from Operations                                      $   7,959,510
                                                                                          =============



++On October 6, 2000, the Fund converted from a fund of a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Portfolio, a fund of the Master Trust that has the same investment objective as the Fund. All investments will be made at the Portfolio level. This structure is sometimes called a "master/feeder" structure.

See Notes to Financial Statements.


December 31, 2000
Mercury Total Return Bond Fund


STATEMENTS OF CHANGES
IN NET ASSETS
MERCURY TOTAL RETURN BOND FUND
                                                                            For the Six      For the
                                                                            Months Ended    Year Ended
                                                                            December 31,    June 30,
Increase (Decrease) in Net Assets:                                             2000++          2000
Operations:
Investment income--net                                                 $   5,212,942      $   8,960,030
Realized gain (loss) from investments and the
Portfolio--net                                                             1,243,972        (6,981,068)
Change in unrealized appreciation/depreciation from
investments and the Portfolio--net                                         1,502,596          1,666,645
                                                                       -------------      -------------
Net increase in net assets resulting from operations                       7,959,510          3,645,607
                                                                       -------------      -------------

Dividends to Shareholders:
Investment income--net:
 Class I                                                                 (3,614,704)        (7,291,962)
 Class A                                                                 (1,629,403)        (1,500,514)
 Class B                                                                       (122)                 --
                                                                       -------------      -------------
Net decrease in net assets resulting from dividends
to shareholders                                                          (5,244,229)        (8,792,476)
                                                                       -------------      -------------

Beneficial Interest Transactions:
Net increase in net assets derived from beneficial
interest transactions                                                     15,571,874         24,788,415
                                                                       -------------      -------------

Net Assets:
Total increase in net assets                                              18,287,155         19,641,546
Beginning of period                                                      144,311,170        124,669,624
End of period*                                                         $ 162,598,325      $ 144,311,170
                                                                       =============      =============

*Undistributed investment income--net                                  $     128,634      $     159,921
                                                                       =============      =============


++On October 6, 2000, the Fund converted from a fund of a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Portfolio, a fund of the Master Trust that has the same investment objective as the Fund. All investments will be made at the Portfolio level. This structure is sometimes called a "master/feeder" structure.

See Notes to Financial Statements.

December 31, 2000
Mercury Total Return Bond Fund


FINANCIAL HIGHLIGHTS
MERCURY TOTAL RETURN BOND FUND
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                 Class I++
                                                        For the Six
                                                        Months Ended
Increase (Decrease) in                                  December 31,        For the Year Ended June 30,
Net Asset Value:                                           2000+++++     2000       1999      1998      1997
Per Share Operating Performance:
Net asset value, beginning of
period                                                     $  12.33   $  12.85   $  13.46  $  13.04  $  12.78
                                                           --------   --------   --------  --------  --------
Investment income--net                                          .42        .86        .81       .89       .99
Realized and unrealized gain
(loss) from investments and
the Portfolio--net                                              .23      (.54)      (.49)       .50       .30
                                                           --------   --------   --------  --------  --------
Total from investment operations                                .65        .32        .32      1.39      1.29
                                                           --------   --------   --------  --------  --------
Less dividends and distributions:
 Investment income--net                                       (.43)      (.84)      (.83)     (.97)     (.92)
 Realized gain on
 investments--net                                                --         --      (.10)        --     (.11)
                                                           --------   --------   --------  --------  --------
Total dividends and distributions                             (.43)      (.84)      (.93)     (.97)    (1.03)
                                                           --------   --------   --------  --------  --------
Net asset value, end of period                             $  12.55   $  12.33   $  12.85  $  13.46  $  13.04
                                                           ========   ========   ========  ========  ========

Total Investment Return:**
Based on net asset value per
share                                                      5.35%+++      2.59%      2.30%    11.04%    10.48%
                                                           ========   ========   ========  ========  ========
Ratios to Average Net Assets:
Expenses, net of reimbursement++++                            .65%*       .65%       .65%      .65%      .65%
                                                           ========   ========   ========  ========  ========
Expenses++++                                                  .84%*       .92%       .79%     1.02%      .95%
                                                           ========   ========   ========  ========  ========
Investment income--net                                       6.88%*      6.80%      5.78%     6.65%     7.08%
                                                           ========   ========   ========  ========  ========

Supplemental Data:
Net assets, end of period
(in thousands)                                             $105,784   $100,372   $124,320  $ 45,250  $ 14,310
                                                           ========   ========   ========  ========  ========
Portfolio turnover                                               --       247%       233%      195%      173%
                                                           ========   ========   ========  ========  ========




*Annualized.
**Total investment returns exclude the effects of sales charges. The
Portfolio's investment adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Fund's performance would have been lower
++Prior to October 6, 2000, Class I Shares were designated Investor
Class Shares.
++++Includes the Fund's share of the Portfolio's allocated expenses.
+++Aggregate total investment return.
+++++On October 6, 2000, the Fund converted from a fund of a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Portfolio, a fund of the Master Trust that has the same investment objective as the Fund. All investments will be made at the Portfolio level. This structure is sometimes called a "master/feeder" structure.

See Notes to Financial Statements.


December 31, 2000
Mercury Total Return Bond Fund


FINANCIAL HIGHLIGHTS (CONTINUED)
MERCURY TOTAL RETURN BOND FUND
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                             Class A+++++
                                                          For the Six            For the     For the Period
                                                          Months Ended          Year Ended   June 2, 1999++
                                                          December 31,           June 30,     to June 30,
Increase (Decrease) in Net Asset Value:                    2000++++++              2000           1999
Per Share Operating Performance:
Net asset value, beginning of period                      $     12.33         $     12.85    $     12.88
                                                          -----------         -----------    -----------
Investment income--net                                            .40                 .80            .06
Realized and unrealized gain (loss) from
investments and the Portfolio--net                                .22               (.51)          (.03)
                                                          -----------         -----------    -----------
Total from investment operations                                  .62                 .29            .03
                                                          -----------         -----------    -----------
Less dividends from investment income--net                      (.41)               (.81)          (.06)
                                                          -----------         -----------    -----------
Net asset value, end of period                            $     12.54         $     12.33    $     12.85
                                                          ===========         ===========    ===========

Total Investment Return:**
Based on net asset value per share                           5.13%+++               2.37%        .23%+++
                                                          ===========         ===========    ===========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++                              .90%*                .90%          .90%*
                                                          ===========         ===========    ===========
Expenses++++                                                   1.08%*               1.17%         1.18%*
                                                          ===========         ===========    ===========
Investment income--net                                         6.52%*               6.55%         6.26%*
                                                          ===========         ===========    ===========

Supplemental Data:
Net assets, end of period (in thousands)                  $    56,792         $    43,940    $       350
                                                          ===========         ===========    ===========
Portfolio turnover                                                 --                247%           233%
                                                          ===========         ===========    ===========


*Annualized.
**Total investment returns exclude the effects of sales charges. The
Portfolio's investment adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Fund's performance would have been lower.
++Commencement of operations.
++++Includes the Fund's share of the Portfolio's allocated expenses.
++++++On October 6, 2000, the Fund converted from a fund of a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Portfolio, a fund of the Master Trust that has the same investment objective as the Fund. All investments will be made at the Portfolio level. This structure is sometimes called a "master-feeder" structure.
+++Aggregate total investment return.
+++++Prior to October 6, 2000, Class A Shares were designated
Distributor Class Shares.

See Notes to Financial Statements.


December 31, 2000
Mercury Total Return Bond Fund


FINANCIAL HIGHLIGHTS (CONCLUDED)
MERCURY TOTAL RETURN BOND FUND
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                                   For the Period
                                                                                                 October 6, 2000++
                                                                                                to December 31, 2000
Increase (Decrease) in Net Asset Value:                                                       Class B           Class C
Per Share Operating Performance:
Net asset value, beginning of period                                                        $     10.00      $     10.00
                                                                                            -----------      -----------
Investment income--net                                                                              .18              .22
Realized and unrealized gain from investments
and the Portfolio--net                                                                             2.54             2.50
                                                                                            -----------      -----------
Total from investment operations                                                                   2.72             2.72
                                                                                            -----------      -----------
Less dividends from investment income--net                                                        (.22)            (.22)
                                                                                            -----------      -----------
Net asset value, end of period                                                              $     12.50      $     12.50
                                                                                            ===========      ===========

Total Investment Return:**
Based on net asset value per share                                                             2.73%+++         2.73%+++
                                                                                            ===========      ===========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++                                                               1.65%*            .34%*
                                                                                            ===========      ===========
Expenses++++                                                                                     2.05%*            .34%*
                                                                                            ===========      ===========
Investment income--net                                                                           5.11%*           4.11%*
                                                                                            ===========      ===========

Supplemental Data:
Net assets, end of period (in thousands)                                                    $        22      $        --
                                                                                            ===========      ===========



*Annualized.
**Total investment returns exclude the effects of sales charges. The
Portfolio's investment adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Fund's performance would have been lower.
++Commencement of operations.
++++Includes the Fund's share of the Portfolio's allocated expenses.
+++Aggregate total investment return.
See Notes to Financial Statements.


December 31, 2000
Mercury Total Return Bond Fund


NOTES TO FINANCIAL STATEMENTS

MERCURY TOTAL RETURN BOND FUND
1. Significant Accounting Policies:
Mercury Total Return Bond Fund (the "Fund") (formerly the Total Return Bond Fund) is a fund of Mercury HW Funds (the "Trust") (formerly Hotchkis and Wiley Funds). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which is organized as a Massachusetts business trust. On October 6, 2000, the Fund converted from a fund of a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Total Return Bond Master Portfolio (the "Portfolio"), a fund of Fund Asset Management Master Trust (the "Master Trust") that has the same investment objective as the Fund. All investments will be made at the Portfolio level. This structure is sometimes called a "master/feeder" structure. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the Series owned by the Fund at December 31, 2000 was 99.7%. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares and the additional incremental transfer agency costs resulting from the deferred sale charge arrangements. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Income and security transactions--The Fund's income consists of the Fund's pro rata share of the realized and unrealized gains and losses, and net investment income of the Portfolio, less all actual and accrued expenses of the Fund. When the Fund was a fund of a stand-alone investment company, dividend income was recorded on the ex-dividend dates. Interest income (including amortization of premium and discount) was recognized on the accrual basis. Realized gains and losses on security transactions were determined on the identified cost basis.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:
The Fund has entered into an Administrative Services Agreement with Fund Asset Management L.P., doing business as Mercury Advisors ("Mercury Advisors"). The general partner of Mercury Advisors is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of
 .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. Mercury Advisors has contractually agreed to pay all annual operating expenses of Class I, Class A, Class B and Class C Shares in excess of .65%, .90%, 1.65% and 1.65%, respectively, as applied to the daily net assets of each class through June 30, 2001.

The Fund also has entered into a distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the
"Distributor"), an indirect, wholly-owned subsidiary of Merrill
Lynch Group, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

                                             Account
                                         Maintenance Fee   Distribution Fee

Class A                                        .25%               --
Class B                                        .25%              .75%
Class C                                        .25%              .75%



Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.
Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.
Accounting services were provided to the Fund by Mercury Advisors. Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Advisors, PSI, FAMD, FDS, and/or ML & Co. Certain authorized agents of the Fund charge a fee for accounting and shareholder services that they provide to the Fund on behalf of certain shareholders; the portion of this fee paid by the Fund is included within Transfer agent fees in the Statement of Operations.

3. Investments:
Increases and decreases in the Fund's investment in the Portfolio for the period October 6, 2000 to December 31, 2000 were $12,673,599 and $9,473,403, respectively.

4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions were $15,571,874 and $24,788,415 for the the six months ended
December 31, 2000 and the year ended June 30, 2000, respectively.

Transactions in capital shares for each class were as follows:

Class I Shares for the Six Months
Ended December 31, 2000++                      Shares      Dollar Amount

Shares sold                                   1,467,534     $ 18,247,927
Shares issued to shareholders in
reinvestment of dividends                       284,525        3,539,334
                                           ------------    -------------
Total issued                                  1,752,059       21,787,261
Shares redeemed                             (1,465,330)     (18,251,600)
                                           ------------    -------------
Net increase                                    286,729    $   3,535,661
                                           ============    =============

++Prior to October 6, 2000, Class I Shares were designated Investor
Class Shares.


Class I Shares for the Year
Ended June 30, 2000++                        Shares       Dollar Amount

Shares sold                                   3,371,903     $ 41,986,625
Shares issued to shareholders
in reinvestment of dividends                    438,484        5,463,345
                                           ------------    -------------
Total issued                                  3,810,387       47,449,970
Shares redeemed                             (5,343,164)     (66,748,481)
                                           ------------    -------------
Net decrease                                (1,532,777)   $ (19,298,511)
                                           ============    =============

++Prior to October 6, 2000, Class I Shares were designated Investor
Class Shares.

Class A Shares for the Six Months
Ended December 31, 2000++                      Shares      Dollar Amount

Shares sold                                   2,042,352    $  25,398,004
Shares issued to shareholders in
reinvestment of dividends                       129,448        1,609,115
                                           ------------    -------------
Total issued                                  2,171,800       27,007,119
Shares redeemed                             (1,204,825)     (14,992,906)
                                           ------------    -------------
Net increase                                    966,975    $  12,014,213
                                           ============    =============

Class A Shares for the Year
Ended June 30, 2000++                         Shares       Dollar Amount

Shares sold                                   4,965,604    $  61,723,153
Shares redeemed                             (1,429,672)     (17,636,227)
                                           ------------    -------------
Net increase                                  3,535,932    $  44,086,926
                                           ============    =============


++Prior to October 6, 2000, Class A Shares were designated
Distributor Class Shares.


Class B Shares for the Period
October 6, 2000++
to December 31, 2000                          Shares       Dollar Amount

Shares sold                                       1,752    $      21,987
                                           ------------    -------------
Net increase                                      1,752    $      21,987
                                           ============    =============

++Commencement of operations.

Class C Shares for the Period
October 6, 2000++
to December 31, 2000                          Shares       Dollar Amount

Shares sold                                           1    $          13
                                           ------------    -------------
Net increase                                          1    $          13
                                           ============    =============

++Commencement of operations.


December 31, 2000
Mercury Total Return Bond Fund

SCHEDULE OF INVESTMENTS
TOTAL RETURN BOND MASTER PORTFOLIO

                      Face
Industries           Amount                  Investments                           Value
CORPORATE BONDS AND NOTES--30.0%

Banks--0.7%         $1,100,000   MBNA Corporation, 6.898% due
                                 6/17/2002 (a)                                 $  1,098,106

Consulting             750,000   Comdisco Inc., 5.95% due 4/30/2002                 577,500
Services--
0.4%

Electric--           3,700,000   Reliant Energy-Mid Atlantic, 9.237% due
Integrated--                     7/02/2017 (b)                                    3,855,169
3.5%                 2,150,000   Southern California Edison, 7.20% due
                                 11/03/2003                                       1,830,768
                                                                               ------------
                                                                                  5,685,937

Electronic           1,400,000   Pioneer Standard Electric, 8.50% due
Components--                     8/01/2006                                        1,356,249
0.8%

Eurobanks--          1,000,000   Foreningssparrbanken AB, 7.421% due
2.8%                             12/29/2049 (a)                                     985,200
                     1,300,000   Nordbanken North America Inc., 7.36% due
                                 10/27/2049 (a)                                   1,293,435
                     2,400,000   Okobank, 7.078% due 9/29/2049 (a)                2,377,703
                                                                               ------------
                                                                                  4,656,338

Financial            2,225,000   CIT Group Inc., 7.625% due 8/16/2005             2,262,536
Services--             500,000   Countrywide Home Loans, Inc., 7.02% due
4.7%                             3/19/2003 (a)                                      499,500
                     3,500,000   GS Escrow Corp., 7.759% due 8/01/2003 (a)        3,342,126
                     1,575,000   Pemex Finance Ltd., 5.72% due
                                 11/15/2003                                       1,558,746
                                                                               ------------
                                                                                  7,662,908

Food--1.0%           2,215,000   Gruma, SA de CV, 7.625% due 10/15/2007           1,705,550

Hotels--0.6%         1,010,000   MGM Grand Inc., 6.95% due 2/01/2005                986,901

Manufacturing--                  Bombardier Capital Ltd. (b):
2.2%                 1,500,000     6% due 1/15/2002                               1,484,790
                     2,000,000     7.50% due 8/15/2004                            2,048,658
                                                                               ------------
                                                                                  3,533,448

Oil--                1,000,000   Ashland Inc., 7.278% due 3/07/2003 (a)             997,690
Integrated--         1,100,000   Pennzoil-Quaker State, 8.65% due 12/01/2002      1,104,224
2.2%                             YPF Sociedad Anonima:
                       575,000     7.25% due 3/15/2003                              563,995
                       925,000     8% due 2/15/2004                                 919,903
                                                                               ------------
                                                                                  3,585,812

December 31, 2000
Mercury Total Return Bond Fund


SCHEDULE OF INVESTMENTS (CONTINUED)
                      Face
Industries           Amount                  Investments                           Value
Real Estate         $1,115,000   Avalon Properties, 7.375% due 9/15/2002       $  1,134,758
Investment           1,750,000   EOP Operating LP, 6.625% due 2/15/2005           1,723,417
Trust--1.8%                                                                    ------------
                                                                                  2,858,175

Retail--0.9%         2,500,000   Great Atlantic & Pacific Tea Company, 7.70%
                                 due 1/15/2004                                    1,450,000

Sales--              1,390,708   NWA Trust, 11.30% due 12/21/2012                 1,614,375
Leaseback--
1.0%

Savings &              500,000   Western Finance Servicing, 8.50% due
Loans--0.3%                      7/01/2003                                          476,535

Sovereign            1,525,000   United Mexican States, 9.875% due
Government                       1/15/2007                                        1,620,313
Obligations--
1.0%

Steel--0.2%            400,000   Pohang Iron & Steel, 7.50% due 8/01/2002           400,668

Telecommuni-         3,450,000   KPN NV, 8% due 10/01/2010 (b)                    3,226,185
cations--2.9%        1,500,000   Telefonica de Argentina, 11.875% due
                                 11/01/2004                                       1,530,000
                                                                               ------------
                                                                                  4,756,185

Transportation--                 Delta Airlines:
1.2%                 1,445,000     10.50% due 4/30/2016                           1,627,590
                       250,000     Series G, 9.90% due 1/02/2002                    254,612
                                                                               ------------
                                                                                  1,882,202

Trucking &           1,000,000   Amerco, 8.80% due 2/04/2005                        980,963
Leasing--0.6%

Wireless             1,900,000   Motorola Inc., 7.625% due 11/15/2010             1,956,278
Equipment--
1.2%

                                 Total Corporate Bonds & Notes
                                 (Cost--$50,487,433)                             48,844,443


December 31, 2000
Mercury Total Return Bond Fund


SCHEDULE OF INVESTMENTS (CONTINUED)
                      Face
                     Amount                  Investments                           Value
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES++--15.5%

Agency              $5,500,000   Fannie Mae, 7.50% (c)                         $  5,580,740
Backed               8,500,000   Government National Mortgage Association,
Securities--                     7% (c)                                           8,537,145
8.7%                                                                           ------------
                                                                                 14,117,885

Collateralized                   Fannie Mae:
Mortgage             1,856,073     1993-183 SH, 9.391% due 10/25/2023             1,883,582
Obligation--            36,426     G93-27 SB, 4.353% due 8/25/2023 (a)               28,605
2.1%                             Freddie Mac:
                       787,566     1261-J, 8% due 7/15/2021                         792,524
                        79,934     1564-SE, 6.741% due 8/15/2008 (a)                 79,169
                       389,364     1573-GC, 6.471% due 1/15/2023 (a)                365,644
                       296,191   Government National Mortgage Association
                                 Series 1999-28ZA, 6.50% due 11/20/2023             294,293
                                                                               ------------
                                                                                  3,443,817

Pass-Through         7,784,039   FHLMC, #C43641, 6.50% due 8/01/2030              7,687,590
Securities--
4.7%

Stripped               126,560   Fannie Mae, 1998-48 CI, 6.50% due
Mortgage-Backed                  8/25/2028*                                          20,303
Securities--0.0%

                                 Total Government Agency Mortgage-Backed
                                 Securities (Cost--$24,864,368)                  25,269,595

Non-Agency Mortgage-Backed Securities++--14.8%

Asset-Backed        $2,000,000   ABSC Long Beach Home Equity Loan Trust,
Securities--                     2000-LB1 AF4, 7.825% due 3/21/2028            $  2,072,276
9.3%                 2,000,000   Aames Mortgage Trust, 2000-1 A-4F, 7.76%
                                 due 1/25/2029                                    2,026,562
                       500,000   Associates Manufactured Housing Pass
                                 Certificates, 1996-2 A4, 6.60% due 6/15/2027       502,465
                       360,974   CFS Smart, 1997-5-A1, 7.72% due
                                 6/15/2005 (b)(e)                                   101,073
                       128,084   CPS Auto Trust, 1998-1 A, 6% due 8/15/2003         127,776
                       750,000   CS First Boston Mortgage Securities
                                 Corporation, 1995-WF1 D, 7.532% due
                                 12/21/2027                                         777,638


December 31, 2000
Mercury Total Return Bond Fund


SCHEDULE OF INVESTMENTS (continued)
                      Face
                     Amount                  Investments                           Value
NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)

Asset-Backed        $  139,998   Commercial Mortgage Acceptance Corporation
Securities                       1996-C2 A2, 6.716% due 9/15/2023 (a)(b)       $    140,047
(concluded)          2,000,000   Delta Funding Home Equity Loan Trust,
                                 1991-1 A2F, 5.98% due 2/15/2023                  1,990,120
                     1,496,718   Fund America Investors Trust I,
                                 1998-NMC1 M1, 7.088% due 6/25/2028 (a)           1,497,239
                       157,032   GREAT, 1998-A-A1144A, 7.45% due
                                 9/15/2007 (b)(e)                                    43,969
                       105,696   Green Tree Financial Corporation, 1995-4 A4,
                                 6.75% due 6/15/2025                                105,704
                       450,000   Green Tree Recreational Equipment and
                                 Consumer Trust, 1996-B, 7.70% due
                                 7/15/2018                                          439,299
                       750,000   Nomura Asset Securities Corporation,
                                 1995-MD3 A1B, 8.15% due 3/04/2020                  798,519
                                 Nomura Depository Trust (a)(b):
                       500,000     1998-ST1 A3, 7.29% due 1/15/2003                 495,078
                     1,700,000     1998-ST1A A3A, 7.26% due 1/15/2003             1,681,406
                                 Resolution Trust Corporation:
                     1,911,861     1994-C1 E, 8% due 6/25/2026                    1,824,328
                       478,458     1994-C2 G, 8% due 4/25/2025                      468,470
                                                                               ------------
                                                                                 15,091,969

Collateralized          97,240   Blackrock Capital Finance L.P., 1997-R2 AP,
Mortgage                         13.247% due 12/25/2035 (a)(b)                       98,455
Obligation--           200,000   CMC Securities Corporation IV, 1994-G A4,
5.5%                             7% due 9/25/2024                                   193,842
                     1,871,439   Citicorp Mortgage Securities, Inc., 1994-4 A6,
                                 6% due 2/25/2009                                 1,851,733
                       168,600   Collateralized Mortgage Obligation Trust, 57 D,
                                 9.90% due 2/01/2019                                173,465
                       169,843   GE Capital Mortgage Services, Inc.,
                                 1994-24 A4, 7% due 7/25/2024                       165,935
                                 Housing Securities Inc. (b):
                       373,002     1994-1 AB2, 6.50% due 3/25/2009                  267,337
                       200,607     1994-2 B1, 6.50% due 7/25/2009                   151,803
                       514,284   Independent National Mortgage Corporation,
                                 1995-F A5, 8.25% due 5/25/2010                     521,792


December 31, 2000
Mercury Total Return Bond Fund


SCHEDULE OF INVESTMENTS (CONTINUED)
                      Face
                     Amount                  Investments                           Value

NON-AGENCY MORTGAGE-BACKED SECURITIES (concluded)
Collateralized       $ 433,861   Ocwen Residential MBS Corporation,
Mortgage                         1998-R2 AP, 7.55% due 11/25/2034 (a)(b)       $    413,795
Obligation           3,312,928   Prudential Home Mortgage Securities,
(concluded)                      1993-50 A11, 8.75% due 11/25/2023                3,296,359
                     1,240,557   Saloman Bothers Mortgage Securities VII,
                                 1998-NC3 A2, 6.41% due 8/25/2028                 1,235,061
                       600,000   Washington Mutual, 2000-1 B1,
                                 10.648% due 1/25/2040 (a)(b)                       599,438
                                   8,969,015

                                 Total Non-Agency Mortgage-Backed
                                 Securities (Cost--$24,412,578)                  24,060,984

Preferred Stocks--0.2%
                       Shares
                        Held
                           500   Home Ownership Funding 2                           396,000

                                 Total Preferred Stocks (Cost--$500,000)            396,000

US Government & Agency Obligations--37.0%

                       Face
                      Amount
Fannie                           Fannie Mae:
Mae--4.1%           $  900,000     6.625% due 10/15/2007                       $    939,231
                     4,000,000     6.625% due 9/15/2009                           4,168,120
                     1,450,000     7.125% due 6/15/2010                           1,567,363
                                   6,674,714

Freddie                          Freddie Mac:
Mac--6.6%            5,550,000     5.75% due 4/15/2008                            5,487,562
                     4,905,000     7% due 3/15/2010                               5,247,565
                                   10,735,127

USTreasury                       US Treasury Bonds:
Bonds &              5,000,000     6.50% due 11/15/2026                           5,615,600
Notes--             13,775,000     6.25% due 5/15/2030 (d)                       15,367,666
26.3%               10,250,000   US Treasury Inflation Index Notes, 4.25%
                                 due 1/15/2010                                   11,014,493
                                 US Treasury Notes:
                     7,240,000     5.25% due 5/15/2004                            7,264,906
                     3,500,000     5.75% due 8/15/2010                            3,667,895
                                                                               ------------
                                                                                 42,930,560

                                 Total US Government & Agency Obligations
                                 (Cost--$58,337,960)                             60,340,401

December 31, 2000
Mercury Total Return Bond Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)
                      Face
                     Amount                  Investments                           Value

Short-Term Investments--10.1%
Commercial          $3,000,000   Burlington Northern, 7.30% due 1/04/2001      $  2,998,783
Paper**--            5,000,000   Compaq Computer Corporation, 7.65%
10.1%                            due 1/08/2001                                    4,993,625
                     5,500,000   ConAgra Inc., 7.10% due 1/04/2001                5,497,831
                     2,900,000   Countrywide Home Loans, Inc., 6.62%
                                 due 1/02/2001                                    2,900,000

                                 Total Short-Term Investments
                                 (Cost--$16,390,239)                             16,390,239

                                 Total Investments
                                 (Cost--$174,992,578)--107.6%                   175,301,662

                                 Time Deposit***--0.0%                              138,139

                                 Liabilities in Excess of
                                 Other Assets--(7.6%)                          (12,460,081)
                                                                               ------------
                                 Net Assets 100.0%                             $162,979,720
                                                                               ============



(a)Floating rate note.
(b)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c)Represents a "to-be-announced" transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.
(d)Security marked as segregated to cover TBA securities.
(e)Security fair valued under procedures established by the Board of Trustees. Issuer in bankruptcy.
*Represent the interest only portion of a mortgage-backed obligation.
**Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio.
***Time deposit bears interest at 4.75% and matures on 1/02/2001.
++Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments.
As a result, the average life may be substantially less than the original maturity.

See Notes to Financial Statements.



December 31, 2000
Mercury Total Return Bond Fund

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000
TOTAL RETURN BOND MASTER PORTFOLIO
Assets:
Investments, at value (identified cost--$174,992,578)                                    $  175,301,662
Cash                                                                                              2,586
Time deposit                                                                                    138,139
Receivables:
 Interest                                                              $   2,087,617
 Contributions                                                               473,779
 Paydowns                                                                     54,762          2,616,158
                                                                      --------------
Prepaid expenses and other assets                                                                15,789
                                                                                         --------------
Total assets                                                                                178,074,334
                                                                                         --------------

Liabilities:
Payables:
 Securities purchased                                                     13,971,484
 Withdrawals                                                                 935,907
 Investment adviser                                                           38,683         14,946,074
                                                                      --------------
Accrued expenses and other liabilities                                                          148,540
                                                                                         --------------
Total liabilities                                                                            15,094,614
                                                                                         --------------

Net Assets:
Net assets                                                                               $  162,979,720
                                                                                         ==============

Net Assets Consist of:
Partners' capital                                                                        $  162,670,636
Unrealized appreciation on investments--net                                                     309,084
                                                                                         --------------
Net assets                                                                               $  162,979,720
                                                                                         ==============

See Notes to Financial Statements.


December 31, 2000
Mercury Total Return Bond Fund


STATEMENT OF OPERATIONS
For the Period October 6, 2000++ to December 31, 2000
TOTAL RETURN BOND MASTER PORTFOLIO
Investment Income:
Interest and discount earned                                                             $    2,686,889
                                                                                         --------------
Dividends                                                                                        16,672
                                                                                         --------------
Total income                                                                                  2,703,561
                                                                                         --------------

Expenses:
Investment advisory fees                                               $     114,330
Accounting services                                                           20,151
Custodian fees                                                                 4,863
Trustees' fees and expenses                                                    2,202
Offering costs                                                                 1,520
Pricing fees                                                                     455
Professional fees                                                                338
Other                                                                          1,665
                                                                      --------------
Total expenses                                                                                  145,524
                                                                                         --------------
Investment income--net                                                                        2,558,037
                                                                                         --------------

Realized & Unrealized Gain on
Investments--Net:
Realized gain on investments--net                                                               612,633
Unrealized appreciation on investments--net                                                   2,073,407
                                                                                         --------------
Net Increase in Net Assets Resulting from Operations                                     $    5,244,077
                                                                                         ==============


++Commencement of operations.

See Notes to Financial Statements.

December 31, 2000
Mercury Total Return Bond Fund


STATEMENT OF CHANGES
IN NET ASSETS
TOTAL RETURN BOND MASTER PORTFOLIO
                                                                       For the Period
                                                                     October 6, 2000++
                                                                      to December 31,
Increase in Net Assets:                                                     2000
Operations:
Investment income--net                                                $    2,558,037
Realized gain on investments--net                                            612,633
Unrealized appreciation on investments--net                                2,073,407
                                                                      --------------
Net increase in net assets resulting from operations                       5,244,077
                                                                      --------------

Net Capital Contributions:
Net increase in net assets derived from capital transactions             157,685,543
                                                                      --------------

Net Assets:
Total increase in net assets                                             162,929,620
Beginning of period                                                           50,100
                                                                      --------------
End of period                                                         $  162,979,720
                                                                      --------------


++Commencement of operations.
See Notes to Financial Statements.


December 31, 2000
Mercury Total Return Bond Fund


FINANCIAL HIGHLIGHTS
TOTAL RETURN BOND MASTER PORTFOLIO
The following ratios have been derived from information provided in the financial statements.

                                                                      For the Period
                                                                    October 6, 2000++
                                                                   to December 31, 2000
Ratios to Average Net Assets:
Expenses                                                                       .38%*
                                                                        ============
Investment income--net                                                        6.71%*
                                                                        ============

Supplemental Data:
Net assets, end of period (in thousands)                                $    162,980
                                                                        ============
Portfolio turnover                                                            70.36%
                                                                        ============


*Annualized.
++Commencement of operations.

See Notes to Financial Statements.


December 31, 2000
Mercury Total Return Bond Fund


NOTES TO FINANCIAL STATEMENTS

TOTAL RETURN BOND MASTER PORTFOLIO

1. Significant Accounting Policies:
Total Return Bond Master Portfolio (the "Portfolio") is a fund of Fund Asset Management Master Trust (the "Master Trust"). The Master Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Master Trust's Board of Trustees.

(b) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Master Trust has entered into an Investment Advisory Agreement for the Portfolio with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .30% of the average daily value of the Portfolio's net assets.

Accounting services were provided to the Portfolio by FAM.
Certain officers and/or trustees of the Master Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the period October 6, 2000 to December 31, 2000 were
$122,568,229 and $108,562,103, respectively.

Net realized gains for the period October 6, 2000 to December 31, 2000 and net unrealized gains as of December 31, 2000 were as follows:


                                            Realized         Unrealized
                                             Gains             Gains

Long-term investments                     $     612,633     $    309,084
                                          -------------     ------------
Total                                     $     612,633     $    309,084
                                          =============     ============


As of December 31, 2000, net unrealized appreciation for Federal income tax purposes aggregated $309,084, of which $3,297,065 related to appreciated securities and $2,987,981 related to depreciated securities. At December 31, 2000, the aggregate cost of investments for Federal income tax purposes was $174,992,578.

4. Short-Term Borrowings:
On December 1, 2000, the Portfolio, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Portfolio did not borrow under the facility during the period October 6, 2000 to December 31, 2000.